Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Parenthetical) (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2025 KRW (₩)
SK Broadband Co., Ltd. [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment To Non Controlling Shareholders For Acquisition Of Additional Shares	₩ 145,870